Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, Net
The movement in “Vessels, net,” between the periods presented in the accompanying consolidated balance sheets is analyzed as follows:

	Vessels cost	Accumulated depreciation	Vessels, net
Balance, January 1, 2023	$11,066	$(1,205)	$9,861
Depreciation	—	(680)	(680)
Balance, December 31, 2023	$11,066	$(1,885)	$9,181
Vessels additions	18,047	—	18,047
Depreciation	—	(1,130)	(1,130)
Balance, December 31, 2024	$29,113	$(3,015)	$26,098
Recognition of right of use asset under finance lease	28,100	—	28,100
Depreciation / Amortization	—	(2,930)	(2,930)
Balance, December 31, 2025	$57,213	$(5,945)	$51,268